Emergence from Voluntary Reorganization under Chapter 11 (Tables)	9 Months Ended
Sep. 30, 2018
Reorganizations [Abstract]
Summary of the Components of Liabilities Subject to Compromise
The following table summarizes the components of liabilities subject to compromise included on the balance sheet:

Berry LLC (Predecessor)
December 31, 2016
(in thousands)
Accounts payable and accrued expenses	$151,515
Accrued interest payable	15,238
Debt	833,800
Liabilities subject to compromise	$1,000,553

Reorganization Items, Net
The following table summarizes the components of reorganization items included in the consolidated statements of operations:

	Berry Corp. (Successor)	Berry LLC (Predecessor)
	Ten Months Ended December 31, 2017	Two Months Ended February 28, 2017	Year Ended December 31, 2016
		(in thousands)
Gain on settlement of liabilities subject to compromise	$—	$421,774	$—
Unamortized premiums	—	—	10,923
Terminated contracts	—	—	(55,148)
Fresh-start valuation adjustments	—	(920,699)	—
Legal and other professional advisory fees	(1,732)	(19,481)	(30,130)
Other	—	10,686	1,693
Reorganization items, net	$(1,732)	$(507,720)	$(72,662)
The following table summarizes the components of reorganization items included on the condensed consolidated statements of operations:

	Berry Corp. (Successor)				Berry LLC (Predecessor)
	Three Months Ended	Three Months Ended	Nine Months Ended	Seven Months Ended	Two Months Ended
	September 30, 2018	September 30, 2017	September 30, 2018	September 30, 2017	February 28, 2017
	(in thousands)
Return of undistributed funds from Cash Distribution Pool (1)	$13,799	$—	$22,799	$—	$—
Refund of pre-emergence prepaid costs	—	—	579	—	—
Gain on resolution of pre-emergence liabilities	—	—	1,634	—	—
Linn Energy bankruptcy claim receipt	1,500	—	1,500	—	—
Gain on settlement of liabilities subject to compromise	—	—	—	—	421,774
Fresh start valuation adjustments	—	—	—	—	(920,699)
Legal and other professional advisory fees	(713)	(408)	(2,515)	(296)	(19,481)
Other	(805)	—	(805)	(705)	10,686
Reorganization items, net	$13,781	$(408)	$23,192	$(1,001)	$(507,720)
__________

(1)
Among other things, the holders of our Predecessor's Unsecured Notes (as defined below) received a right to their pro rata share of either 32,920,000 shares of common stock in Berry Corp. or, for those non-accredited investors holding our Predecessor's unsecured notes (the "Unsecured Notes") that irrevocably elected to receive a cash recovery, cash distributions from a $35 million cash distribution pool (the “Cash Distribution Pool”).